UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2005

1.799872.101

EMI-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 12.0%
		Principal Amount (h)	Value
Argentina - 0.7%
Mastellone Hermanos SA (Reg. S) 8% 6/30/12		$ 205,000	$ 171,175
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		420,000	426,300
Telefonica de Argentina SA 9.125% 11/7/10		420,000	432,600
Transportadora de Gas del Sur SA (Reg. S) 5.3% 12/15/10 (d)		200,388	185,859
TOTAL ARGENTINA			1,215,934
Bahamas (Nassau) - 0.5%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (e)		770,000	831,600
Brazil - 0.3%
Braskem SA 11.75% 1/22/14 (e)		420,000	466,200
Cayman Islands - 0.5%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)		870,000	900,450
Egypt - 0.5%
Telecom Egypt SAE:
10.7% 2/4/10 (f)	EGP	2,598,100	448,450
10.95% 2/4/10	EGP	2,598,100	448,358
TOTAL EGYPT			896,808
Germany - 0.7%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (e)		1,160,000	1,181,750
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(e)		1,235,000	74,100
0% 7/5/01 (Reg. S) (c)		445,000	26,700
TOTAL INDONESIA			100,800
Korea (South) - 0.3%
Hanarotelecom, Inc. 7% 2/1/12 (e)		580,000	559,700
Luxembourg - 1.9%
Millicom International Cellular SA 10% 12/1/13 (e)		1,140,000	1,148,550
Mobile Telesystems Finance SA 8% 1/28/12 (e)		1,890,000	1,876,483
UBS Luxembourg SA (Reg. S) 10% 6/16/09		200,000	212,500
TOTAL LUXEMBOURG			3,237,533
Malaysia - 1.7%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		695,000	820,100
7.75% 8/15/15 (Reg. S)		325,000	385,734
Nonconvertible Bonds - continued
		Principal Amount (h)	Value
Malaysia - continued
Petronas Capital Ltd.:
7% 5/22/12		$ 750,000	$ 828,750
7.875% 5/22/22 (Reg. S)		710,000	852,000
TOTAL MALAYSIA			2,886,584
Mexico - 0.5%
Alestra SA de RL de CV 8% 6/30/10		335,000	290,613
AXtel SA de CV 11% 12/15/13		345,000	364,838
Vitro Envases Norteamerica SA de CV (Reg. S) 10.75% 7/23/11		200,000	203,000
TOTAL MEXICO			858,451
Russia - 2.5%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)		830,000	880,538
OAO Gazprom 9.625% 3/1/13		2,930,000	3,347,525
TOTAL RUSSIA			4,228,063
Tunisia - 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12		445,000	495,063
United Kingdom - 1.5%
Standard Bank London Ltd. 8.125% 9/30/09		2,500,000	2,556,250
TOTAL NONCONVERTIBLE BONDS (Cost $21,777,222)			20,415,186
Government Obligations - 74.9%

Argentina - 6.6%
Argentine Republic:
par 1.2% 12/31/38 unit (i)(k)	EUR	372,162	144,725
par 1.33% 12/31/38 unit (i)(k)		613,012	190,034
3.01% 8/3/12 (f)		4,800,000	4,058,582
discount 7.82% 12/31/33 unit (i)	EUR	1,341,531	1,365,084
discount 8.28% 12/31/33 unit (i)		6,921,367	5,571,700
TOTAL ARGENTINA			11,330,125
Brazil - 19.1%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		5,581,791	5,536,467
debt conversion bond 3.125% 4/15/12 (f)		3,127,959	2,932,461
8.875% 10/14/19		1,270,000	1,243,330
Government Obligations - continued
		Principal Amount (h)	Value
Brazil - continued
Brazilian Federative Republic: - continued
10.25% 6/17/13		$ 1,815,000	$ 1,987,425
10.5% 7/14/14		3,055,000	3,368,138
11% 8/17/40		6,385,000	7,100,110
11.5% 3/12/08		2,250,000	2,538,000
12% 4/15/10		3,490,000	4,074,575
12.75% 1/15/20		1,735,000	2,154,870
14.5% 10/15/09		1,290,000	1,624,110
TOTAL BRAZIL			32,559,486
Colombia - 2.3%
Colombian Republic:
8.125% 5/21/24		285,000	259,350
9.75% 4/23/09		510,000	554,625
10% 1/23/12		850,000	925,438
10.375% 1/28/33		415,000	440,938
10.75% 1/15/13		435,000	487,200
10.75% 1/15/13		185,000	207,200
11.75% 2/25/20		799,000	962,795
TOTAL COLOMBIA			3,837,546
Dominican Republic - 0.4%
Dominican Republic:
9.04% 1/23/13 (e)		385,000	348,425
9.5% 9/27/06 (Reg. S)		430,000	398,825
TOTAL DOMINICAN REPUBLIC			747,250
Ecuador - 1.4%
Ecuador Republic:
8% 8/15/30 (Reg. S) (d)		2,021,000	1,818,900
12% 11/15/12 (Reg. S)		644,000	647,220
TOTAL ECUADOR			2,466,120
Egypt - 0.3%
Arab Republic 8.3856% to 8.8771% 5/3/05	EGP	2,550,000	436,287
El Salvador - 0.3%
El Salvador Republic 8.5% 7/25/11 (Reg. S)		465,000	525,450
Guatemala - 0.3%
Guatemalan Republic (Reg. S) 10.25% 11/8/11		405,000	471,825
Israel - 0.3%
Israeli State 7.5% 3/31/14	ILS	1,790,000	431,990
Government Obligations - continued
		Principal Amount (h)	Value
Ivory Coast - 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(f)		$ 1,097,250	$ 192,019
FLIRB 2.5% 3/29/18 (Reg. S) (c)(f)		1,100,000	189,750
TOTAL IVORY COAST			381,769
Jamaica - 0.3%
Jamaican Government 11.75% 5/15/11 (Reg. S)		400,000	488,000
Lebanon - 2.3%
Lebanese Republic:
(Reg. S) 5.88% 11/30/09 (f)		165,000	160,050
5.88% 11/30/09 (e)(f)		1,170,000	1,134,900
10.125% 8/6/08		470,000	502,900
10.25% 10/6/09 (Reg. S)		530,000	567,100
11.625% 5/11/16 (Reg. S)		1,445,000	1,618,400
TOTAL LEBANON			3,983,350
Mexico - 7.9%
United Mexican States:
5.875% 1/15/14		1,680,000	1,667,400
6.625% 3/3/15		785,000	817,970
6.75% 9/27/34		960,000	937,440
7.5% 1/14/12		1,175,000	1,298,375
7.5% 4/8/33		1,650,000	1,752,300
8% 9/24/22		2,290,000	2,599,150
8.125% 12/30/19		1,675,000	1,922,063
11.375% 9/15/16		829,000	1,186,714
11.5% 5/15/26		845,000	1,282,288
TOTAL MEXICO			13,463,700
Nigeria - 0.0%
Central Bank of Nigeria warrants 11/15/20 (a)(g)		750	2,625
Pakistan - 0.2%
Pakistani Republic 6.75% 2/19/09		325,000	327,438
Panama - 1.3%
Panamanian Republic:
7.25% 3/15/15		570,000	567,150
8.875% 9/30/27		365,000	393,288
9.375% 7/23/12		350,000	401,625
Government Obligations - continued
		Principal Amount (h)	Value
Panama - continued
Panamanian Republic: - continued
9.375% 1/16/23		$ 375,000	$ 431,250
9.625% 2/8/11		315,000	356,738
TOTAL PANAMA			2,150,051
Peru - 3.5%
Peruvian Republic:
8.75% 11/21/33		400,000	404,000
9.125% 2/21/12		1,915,000	2,159,163
9.875% 2/6/15		1,105,000	1,276,275
euro Brady past due interest 5% 3/7/17 (f)		2,222,750	2,111,613
TOTAL PERU			5,951,051
Philippines - 8.0%
Philippine Republic:
8.25% 1/15/14		725,000	706,875
8.375% 3/12/09		575,000	608,781
8.375% 2/15/11		3,825,000	3,901,500
8.875% 3/17/15		2,005,000	2,027,556
9% 2/15/13		1,945,000	2,003,350
9.5% 2/2/30		675,000	659,813
9.875% 3/16/10		750,000	828,750
9.875% 1/15/19		1,140,000	1,191,300
10.625% 3/16/25		1,605,000	1,719,356
TOTAL PHILIPPINES			13,647,281
Poland - 0.3%
Polish Government 6% 5/24/09	PLN	1,320,000	425,274
Russia - 4.8%
Russian Federation:
5% 3/31/30 (Reg. S) (d)		2,840,000	2,919,875
11% 7/24/18 (Reg. S)		1,962,000	2,712,465
12.75% 6/24/28 (Reg. S)		1,569,000	2,569,238
TOTAL RUSSIA			8,201,578
South Africa - 1.0%
South African Republic 7.375% 4/25/12		1,600,000	1,760,000
Turkey - 4.5%
Turkish Republic:
9% 6/30/11		520,000	569,400
11% 1/14/13		1,345,000	1,627,450
11.5% 1/23/12		1,745,000	2,122,356
Government Obligations - continued
		Principal Amount (h)	Value
Turkey - continued
Turkish Republic: - continued
11.75% 6/15/10		$ 645,000	$ 775,613
11.875% 1/15/30		1,270,000	1,704,975
15.2485% 8/10/05	TRY	1,255,000	876,709
TOTAL TURKEY			7,676,503
Ukraine - 1.3%
Ukraine Government:
(Reg. S) 6.875% 3/4/11		440,000	450,450
6.365% 8/5/09 (f)		815,000	872,050
7.65% 6/11/13 (Reg. S)		830,000	890,175
TOTAL UKRAINE			2,212,675
Uruguay - 0.2%
Uruguay Republic 7.25% 2/15/11		370,000	349,650
Venezuela - 8.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		13,005	273,105
3.6925% 4/20/11 (f)		5,220,000	4,664,070
5.375% 8/7/10		2,485,000	2,211,650
7% 12/1/18 (Reg. S)		940,000	803,700
9.25% 9/15/27		2,155,000	2,138,838
10.75% 9/19/13		1,895,000	2,127,138
13.625% 8/15/18		75,000	99,000
13.625% 8/15/18		1,180,000	1,557,600
TOTAL VENEZUELA			13,875,101
TOTAL GOVERNMENT OBLIGATIONS (Cost $126,604,559)			127,702,125
Common Stocks - 0.4%
		Shares
Bermuda - 0.4%
APP China Group Ltd. (Cost $519,724)		11,376	580,176
Sovereign Loan Participations - 0.9%
		Principal Amount (h)	Value
Morocco - 0.9%
Moroccan Kingdom loan participation - JP Morgan 3.8025% 1/2/09 (f)(j) (Cost $1,554,300)		$ 1,570,000	$ 1,552,338
Money Market Funds - 11.2%
		Shares
Fidelity Cash Central Fund, 2.73% (b) (Cost $19,137,852)		19,137,852	19,137,852
Purchased Options - 0.1%
Expiration Date/Strike Price			Underlying Face Amount
Russia - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $9,435,000 notional amount of Russian Federation 5% 3/31/30 (Reg. S) (Cost $66,989)	April 2005/ $100.69		$ 9,689,746	189,644
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $169,660,646)			169,577,321
NET OTHER ASSETS - 0.5%				861,035
NET ASSETS - 100%			$ 170,438,356
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
ILS	-	Israeli shekel
PLN	-	Polish zloty (new)
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,522,158 or 5.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
(h) Principal amount is stated in United States dollars unless otherwise noted.
(i) Security acquired on a when-issued basis through debt restructuring offer. Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(j) Security or a portion of the security purchased on a delayed delivery or when issued basis.
(k) Debt obligation to be issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $169,650,342. Net unrealized depreciation aggregated $73,021, of which $3,384,380 related to appreciated investment securities and $3,457,401 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 23, 2005